Related party transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
Cost reimbursements from CWI consisted of the following:

			Nine months ended
	Years ended December 31,		December 31,
	2013	2012	2011

Research and development	$178	$160	$148
General and administrative	1,351	2,621	338
Sales and marketing	4,725	3,683	2,598

	$6,254	$6,464	$3,084